Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income (Tables)	12 Months Ended
Sep. 30, 2022
Profit or loss [abstract]
Summary of Revenue

	September 30,
EUR million	2022	2021	2020
Revenue from the sale of merchandise	1,055.6	813.1	643.0
Revenue from the sale of services	7.2	0.6	1.4
Total	1,062.8	813.7	644.4

Summary of Geographical Information on Segment Revenues	The following table shows the geographical breakdown of external revenues:

EUR million	Tennis	Bike & Outdoor	Teamsport	Revenue for the year ended Sept. 30, 2022
Germany	63.3	202.8	29.4	295.6
Switzerland	8.5	66.9	4.8	80.1
United Kingdom	8.5	158.5	—	167.0
Austria	12.3	21.3	0.5	34.1
France	30.0	81.1	1.8	113.0
United States of America	87.9	15.0	—	102.9
Rest of the world	48.6	217.7	3.9	270.2
Total	259.0	763.4	40.4	1,062.8

The geographical information on segment revenues from the previous years is broken down as follows:

EUR million	Tennis	Bike & Outdoor	Teamsport	Revenue for the year ended Sept. 30, 2021
Germany	59.7	188.5	30.3	278.5
Switzerland	7.6	72.8	2.3	82.7
United Kingdom	8.1	9.9	—	18.1
Austria	11.1	22.0	1.0	34.1
France	18.6	104.7	1.9	125.3
United States of America	16.8	—	—	16.8
Rest of the word	43.5	208.9	5.7	258.2
Total	165.4	607.0	41.2	813.7

EUR million	Tennis	Bike & Outdoor	Teamsport	Revenue for the year ended Sept. 30, 2020
Germany	53.9	172.4	19.7	245.9
Switzerland	6.2	74.1	—	80.3
United Kingdom	6.7	0.1	—	6.8
Austria	11.1	17.3	0.9	29.4
France	19.7	78.8	0.5	99.0
United States of America	0.2	—	—	0.2
Rest of the word	27.7	154.7	0.5	182.9
Total	125.5	497.4	21.6	644.4

Summary of Refund Liabilities
The following table provides information about the Group’s refund liabilities from contracts with customers:

	September 30,
EUR million	2022	2021	2020
Refund liabilities arising from right of return	13.3	10.7	10.1

Summary of Own Work Capitalized

	September 30,
EUR million	2022	2021	2020
Own work capitalized	5.5	3.4	3.0
Total	5.5	3.4	3.0

Summary of Other Operating Income

	September 30,
EUR million	2022	2021	2020
Other	5.2	5.4	0.5
Total	5.2	5.4	0.5

Summary of Personnel Expenses

	September 30,
EUR million	2022	2021	2020
Wages and salaries	(114.2)	(70.1)	(52.1)
Social contribution	(21.8)	(15.1)	(11.7)
Other personnel expenses	(27.3)	(3.8)	(2.7)
Total	(163.3)	(89.0)	(66.5)

Summary of Personnel	The following table shows the annual average number of employees within SIGNA Sports United Group:

	September 30,
	2022	2021	2020
Employees	3,623	2,492	1,914
Total	3,623	2,492	1,914

Summary of Other Operating Expenses

	September 30,
EUR million	2022	2021	2020
Expenses for logistics and packaging	(121.9)	(81.0)	(61.8)
Marketing expenses	(89.2)	(62.7)	(41.7)
Expenses for warehousing, rents and similar expenses	(8.2)	(6.3)	(9.6)
Charges for payment services	(18.6)	(11.3)	(8.5)
Legal and consulting fees	(64.5)	(31.8)	(7.1)
IT expense	(19.7)	(14.2)	(9.4)
Administrative expenses	(15.3)	(7.3)	(3.3)
Temporary workers and other personnel related expenses	(12.0)	(11.9)	(8.2)
ECL allowance	(2.2)	(2.1)	(3.9)
Share listing expense (IFRS 2)	(121.9)	—	—
Other	(7.7)	(6.0)	(3.3)
Total	(481.1)	(234.5)	(156.8)

Summary of Finance Income and Cost

	September 30,
EUR million	2022	2021	2020
Finance income
Interest income	1.8	4.0	0.7
Other financial income	34.9	0.8	0.1
Total	36.6	4.8	0.9

Finance cost
Interest expense for financial liabilities carried at amortized cost	(5.7)	(8.1)	(7.7)
Other financial expenses	(15.3)	(1.1)	(0.1)
Interest expense for lease liabilities (IFRS 16)	(0.3)	(0.2)	(0.1)
Total	(21.3)	(9.4)	(7.9)
Net finance income (costs)	15.3	(4.6)	(7.1)

Summary of Share Listing Expense	Details of the calculation of the Share listing expense are as follows:

EUR million, except per share data
Shares to be issued by TopCo to Yucaipa	A	12.6
Yucaipa's closing price per share as of December 14, 2021	B	8.8
Fair value of shares deemed issued (A x B)	C	110.1
Yucaipa's net assets	D	7.3
Fair value of the deemed issued Warrants	E	19.0
Excess of Fair value of shares over Yucaipa's net assets acquired incl. Warrants (C - D + E)	F	121.9

Summary of Income Taxes
Income tax benefits/(expenses) recognized in the consolidated statements of profit or loss

	September 30,
EUR million	2022	2021	2020
Current income tax	(2.0)	(1.7)	(0.5)
Deferred income tax	28.6	0.1	2.4
Total	26.6	(1.6)	1.9

Summary of Income Tax Expenses and Benefits
The current income tax expenses and benefits are as follows:

	September 30,
EUR million	2022	2021	2020
Earnings before taxes	(565.9)	(36.2)	(22.6)
Expected income tax rate (of the parent company)	30.2%	30.2%	33.0%
Income tax benefits based on the expected income tax rate	170.8	10.9	7.4
Increase (decrease) in income tax expense due to:
Differences between the company’s domestic and foreign tax rates	(5.3)	0.3	(0.7)
Non-deductible operating expenses	(145.8)	(0.5)	(0.4)
Effects of prior year taxes	(1.6)	0.0	0.1
Non-taxable income	132.4	—	—
Non-recognition of deferred tax assets from temporary differences and tax loss carryforwards	(13.9)	(12.1)	(4.0)
Non-deductible share listing expenses	(36.8)	—	—
Non-deductible goodwill impairment losses	(73.5)	—	—
Other	0.3	(0.2)	(0.5)
Total income tax benefit (expense) on continuing operations	26.6	(1.6)	1.9
Effective tax rate	(4.7%)	4.4%	(8.2%)

Summary of Earnings per Share ("EPS")
The calculation of earnings/(loss) per share is as follows:

	September 30,
EUR million	2022	2021	2020
Earnings
Earnings for the purposes of basic earnings per share being net profit attributable equity holders of the parent entity from continuing operations	(539.3)	(37.7)	(19.8)
Number of shares in millions
Weighted average number of ordinary shares for the purposes of basic earnings per share	316.5	202.5	202.5
Basic and diluted loss per share from continuing operations in EUR	(1.7)	(0.2)	(0.1)

Weighted average number of ordinary shares:

	September 30,
in millions of shares	2022	2021	2020
Issued ordinary shares at October 1	202.5	202.5	17.3
Effect of shares issued in October 2019	—	—	0.3
Effect of reorganization	45.4	—	184.9
Effect of shares issued in December 2021	67.1	—	—
Effect of shares issued in February 2022	0.0	—	—
Effect of shares issued in March 2022	1.4	—	—
Effect of shares issued in May 2022	0.1	—	—
Effect of shares issued in September 2022	0.0	—	—
Weighted average number of ordinary shares at September 30	316.5	202.5	202.5

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share
Potential dilutive securities that are not included in the diluted per share calculations because they would be anti-dilutive are as follows:

	September 30,
in millions of shares	2022	2021	2020
Earn-out shares	51.0	—	—
Employee options	0.6	1.3	—
Employee RSUs	0.8	—	—
Board LTI RSUs	0.3	—	—
Convertible loan	—	1.6	1.6